GuidePath Absolute Return Allocation Fund
Schedule of Investments
December 31, 2024 (Unaudited)

INVESTMENT COMPANIES - 98.5%	Shares	Value
Alternative Funds - 4.8%
ProShares Investment Grade-Interest Rate Hedged ETF (a)	124,416	$9,725,599

Domestic Equity - 2.4%
DoubleLine Shiller Enhanced CAPE - Class I	322,284	4,934,170

Domestic Fixed Income Funds - 85.2%
BlackRock Low Duration Bond Portfolio - Class Institutional	1,640,280	14,860,938
DoubleLine Core Fixed Income Fund - Class I	503,269	4,594,850
DoubleLine Flexible Income Fund - Class I	859,936	7,481,442
DoubleLine Low Duration Bond Fund - Class I	1,553,669	14,884,151
DoubleLine Total Return Bond Fund - Class I	2,357,026	20,435,418
iShares High Yield Systematic Bond ETF (a)	214,906	10,102,731
Schwab Short-Term U.S. Treasury ETF (a)	1,014,046	24,397,947
SPDR Bloomberg Investment Grade Floating Rate ETF (a)	265,271	8,151,778
SPDR Portfolio Short Term Treasury ETF	70,367	2,041,347
T Rowe Price Institutional Floating Rate Fund - Class I	811,349	7,699,700
Vanguard High-Yield Corporate Fund - Class Admiral	3,379,801	18,318,519
Vanguard Long-Term Corporate Bond ETF (a)	86,503	6,468,694
Vanguard Long-Term Treasury ETF (a)	107,440	5,946,804
Vanguard Mortgage-Backed Securities ETF (a)	402,881	18,266,624
Vanguard Short-Term Corporate Bond ETF	52,242	4,075,398
Vanguard Total Bond Market ETF	91,465	6,577,248
		174,303,589

Emerging Markets Fixed Income Funds - 2.5%
Vanguard Emerging Markets Government Bond ETF	79,424	5,015,626

Opportunistic Fixed Income Funds - 3.6%
BlackRock Strategic Income Opportunities Portfolio - Class Institutional	783,092	7,415,885
TOTAL INVESTMENT COMPANIES (Cost $199,730,557)		201,394,869

SHORT-TERM INVESTMENTS - 11.0%		Value
Investments Purchased with Proceeds from Securities Lending - 8.1%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.51% (b)	16,668,500	16,668,500

Money Market Funds - 2.9%	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 4.45% (b)	5,883,697	5,883,697
TOTAL SHORT-TERM INVESTMENTS (Cost $22,552,197)		22,552,197

TOTAL INVESTMENTS - 109.5% (Cost $222,282,754)		223,947,066
Liabilities in Excess of Other Assets - (9.5)%		(19,362,089)
TOTAL NET ASSETS - 100.0%		$204,584,977
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $16,255,461 which represented 7.9% of net assets.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.